RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - Nistec [Member] ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)
Related Party Transaction [Line Items]
Percentage discount on purchases	10.00%	10.00%
Percentage of mark up related to actual price of purchase	20.00%	20.00%
Percentage of discount on excess inventory	50.00%	50.00%
Percentage of standard discount	5.00%	5.00%
Percentage of commission	14.25%	14.25%
Manangement fees	$ 28
NIS [Member]
Related Party Transaction [Line Items]
Total purchases	300
Reimbursement expense	$ 10
Manangement fees | ₪		₪ 90